UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620th Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

PERMAL ALTERNATIVE SELECT VIT PORTFOLIO

FORM N-Q

MARCH 31, 2016

PERMAL ALTERNATIVE SELECT VIT PORTFOLIO

Consolidated schedule of investments (unaudited)	March 31, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 21.2%
CONSUMER DISCRETIONARY - 7.0%
Auto Components - 4.9%
American Axle & Manufacturing Holdings Inc.	11,329	$174,353	*
GKN PLC	55,946	231,802	(a)
Goodyear Tire & Rubber Co.	12,535	413,404	(b)
Koito Manufacturing Co., Ltd.	5,100	230,359	(a)
Lear Corp.	1,281	142,409
Magna International Inc.	4,689	201,440
NGK Spark Plug Co., Ltd.	14,200	270,804	(a)

Total Auto Components		1,664,571

Diversified Consumer Services - 0.1%
Service Corporation International	2,164	53,408

Hotels, Restaurants & Leisure - 0.8%
Caesars Acquisition Co., Class A Shares	977	5,979	*
Caesars Entertainment Corp.	1,486	10,105	*
ClubCorp Holdings Inc.	1,806	25,356
MGM Resorts International	11,386	244,116	*(b)

Total Hotels, Restaurants & Leisure		285,556

Household Durables - 0.5%
Harman International Industries Inc.	1,850	164,724

Media - 0.4%
Clear Channel Outdoor Holdings Inc., Class A Shares	75	352
Comcast Corp., Class A Shares	2,194	134,010

Total Media		134,362

Specialty Retail - 0.3%
Office Depot Inc.	7,263	51,567	*
Vitamin Shoppe Inc.	1,184	36,657	*

Total Specialty Retail		88,224

TOTAL CONSUMER DISCRETIONARY		2,390,845

FINANCIALS - 0.6%
Consumer Finance - 0.5%
Ally Financial Inc.	4,978	93,188	*
Navient Corp.	3,746	44,840
Santander Consumer USA Holdings Inc.	1,907	20,005	*

Total Consumer Finance		158,033

Insurance - 0.0%
Ambac Financial Group Inc.	1,059	16,732	*

Real Estate Investment Trusts (REITs) - 0.1%
Gaming and Leisure Properties Inc.	667	20,010
New Residential Investment Corp.	2,567	29,854

Total Real Estate Investment Trusts (REITs)		49,864

TOTAL FINANCIALS		224,629

HEALTH CARE - 0.5%
Biotechnology - 0.2%
Gilead Sciences Inc.	487	44,736
Vertex Pharmaceuticals Inc.	262	20,826	*

Total Biotechnology		65,562

Health Care Equipment & Supplies - 0.1%
Medtronic PLC	535	40,125

Health Care Providers & Services - 0.2%
Brookdale Senior Living Inc.	3,346	53,135	*

Total Health Care		158,822

See Notes to Consolidated Schedule of Investments.

PERMAL ALTERNATIVE SELECT VIT PORTFOLIO

Consolidated schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	SHARES	VALUE
INDUSTRIALS - 3.0%
Aerospace & Defense - 1.5%
KLX Inc.	4,310	$138,523	*
Triumph Group Inc.	11,591	364,885	(b)

Total Aerospace & Defense		503,408

Commercial Services & Supplies - 0.3%
Mitie Group PLC	30,341	111,654	(a)

Electrical Equipment - 0.0%
SolarCity Corp.	199	4,891	*

Machinery - 1.0%
Kurita Water Industries Ltd.	8,400	191,207	(a)
SKF AB, Class B Shares	8,786	158,570	(a)

Total Machinery		349,777

Road & Rail - 0.2%
Avis Budget Group Inc.	1,793	49,056	*

TOTAL INDUSTRIALS		1,018,786

INFORMATION TECHNOLOGY - 4.2%
Electronic Equipment, Instruments & Components - 1.3%
Ingram Micro Inc., Class A Shares	12,223	438,928	(b)

Internet Software & Services - 0.9%
Yahoo! Inc.	8,064	296,836	*(b)

IT Services - 1.2%
Atos SE	2,835	230,394	(a)
ITOCHU Techno-Solutions Corp.	10,500	198,086	(a)

Total IT Services		428,480

Semiconductors & Semiconductor Equipment - 0.0%
SunEdison Inc.	190	102	*

Software - 0.0%
CDK Global Inc.	208	9,682

Technology Hardware, Storage & Peripherals - 0.8%
EMC Corp.	3,558	94,821
Hewlett Packard Enterprise Co.	10,180	180,491

Total Technology Hardware, Storage & Peripherals		275,312

TOTAL INFORMATION TECHNOLOGY		1,449,340

MATERIALS - 5.8%
Chemicals - 3.8%
Arkema SA	3,205	239,799	(a)
Ashland Inc.	1,788	196,608
Eastman Chemical Co.	5,201	375,668	(b)
Evonik Industries AG	7,336	219,921	(a)
FMC Corp.	6,908	278,876	(b)

Total Chemicals		1,310,872

Containers & Packaging - 2.0%
Berry Plastics Group Inc.	2,324	84,013	*(b)
Owens-Illinois Inc.	37,913	605,091	*(b)

Total Containers & Packaging		689,104

TOTAL MATERIALS		1,999,976

TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
China Mobile Ltd., ADR	387	21,459

TOTAL COMMON STOCKS (Cost - $7,243,089)		7,263,857

See Notes to Consolidated Schedule of Investments.

PERMAL ALTERNATIVE SELECT VIT PORTFOLIO

Consolidated schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE		SHARES	VALUE
PREFERRED STOCKS - 0.6%
CONSUMER DISCRETIONARY - 0.6%
Auto Components - 0.6%
Schaeffler AG	1.625%		12,255	$196,752	(a)

FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Federal Home Loan Mortgage Corp. (FHLMC)	5.570%		129	277	*
Federal Home Loan Mortgage Corp. (FHLMC)	5.900%		202	451	*
Federal Home Loan Mortgage Corp. (FHLMC)	8.375%		300	930	*(c)
Federal National Mortgage Association (FNMA)	0.000%		239	533	*(c)
Federal National Mortgage Association (FNMA)	8.250%		350	1,064	*(c)

TOTAL FINANCIALS				3,255

TOTAL PREFERRED STOCKS (Cost - $206,020)				200,007

			UNITS
STATUTORY TRUST CERTIFICATES - 0.1%
Rescap Liquidating Trust (Cost - $30,669)			2,961	22,948

		MATURITY DATE	FACE AMOUNT
CONVERTIBLE BONDS & NOTES - 0.5%
INDUSTRIALS - 0.5%
Electrical Equipment - 0.5%
SolarCity Corp., Senior Bonds	1.625%	11/1/19	$255,000	147,422	(b)

INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
SunEdison Inc., Senior Bonds	2.000%	10/1/18	20,000	875
SunEdison Inc., Senior Bonds	2.375%	4/15/22	75,000	2,953
SunEdison Inc., Senior Notes	0.250%	1/15/20	20,000	787	(d)
SunEdison Inc., Senior Notes	2.625%	6/1/23	55,000	2,166	(d)
SunEdison Inc., Senior Notes	3.375%	6/1/25	80,000	3,150	(d)

TOTAL INFORMATION TECHNOLOGY				9,931

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $419,062)				157,353

CORPORATE BONDS & NOTES - 4.7%
CONSUMER DISCRETIONARY - 1.4%
Hotels, Restaurants & Leisure - 0.4%
Caesars Entertainment Operating Co. Inc., Secured Notes	10.000%	12/15/18	325,000	134,062	*(e)
Yum! Brands Inc., Senior Bonds	6.875%	11/15/37	5,000	4,775

Total Hotels, Restaurants & Leisure				138,837

Household Durables - 0.1%
APX Group Inc., Senior Secured Notes	6.375%	12/1/19	25,000	25,200

Media - 0.2%
Radio One Inc., Senior Secured Notes	7.375%	4/15/22	70,000	63,263	(d)

Multiline Retail - 0.1%
Neiman Marcus Group Ltd. LLC, Senior Notes	8.000%	10/15/21	35,000	30,275	(d)
Neiman Marcus Group Ltd. LLC, Senior Notes	8.750%	10/15/21	5,000	3,878	(d)(f)

Total Multiline Retail				34,153

Specialty Retail - 0.4%
Guitar Center Inc., Senior Secured Bonds	6.500%	4/15/19	130,000	117,650	(d)

Textiles, Apparel & Luxury Goods - 0.2%
Boardriders SA, Senior Bonds	9.500%	12/15/20	75,000	80,222	(g)

Total Consumer Discretionary				459,325

See Notes to Consolidated Schedule of Investments.

PERMAL ALTERNATIVE SELECT VIT PORTFOLIO

Consolidated schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CONSUMER STAPLES - 1.3%
Food & Staples Retailing - 1.3%
New Albertsons Inc., Senior Bonds	7.750%	6/15/26	$150,000	$141,000
New Albertsons Inc., Senior Bonds	7.450%	8/1/29	40,000	36,500
New Albertsons Inc., Senior Bonds	8.000%	5/1/31	20,000	19,000
New Albertsons Inc., Senior Notes	7.110%	7/22/27	70,000	57,575	(h)
New Albertsons Inc., Senior Notes	7.150%	7/23/27	5,000	4,181	(h)
New Albertsons Inc., Senior Notes	6.570%	2/23/28	230,000	167,613	(h)
New Albertsons Inc., Senior Notes	6.520%	4/10/28	40,000	27,400	(h)
New Albertsons Inc., Senior Notes	6.625%	6/1/28	5,000	4,250

TOTAL CONSUMER STAPLES				457,519

FINANCIALS - 1.0%
Insurance - 1.0%
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/20	316,538	349,774	*(d)(e)

INDUSTRIALS - 1.0%
Aerospace & Defense - 1.0%
DynCorp International Inc., Senior Notes	10.375%	7/1/17	400,000	322,000	(d)

INFORMATION TECHNOLOGY - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Riverbed Technology Inc., Senior Notes	8.875%	3/1/23	10,000	10,000	(d)

TOTAL CORPORATE BONDS & NOTES (Cost - $1,649,179)				1,598,618

MUNICIPAL BONDS - 1.2%
Puerto Rico - 1.2%
Puerto Rico Commonwealth, GO, Public Improvement	5.125%	7/1/37	20,000	11,900	(h)
Puerto Rico Commonwealth, GO, Public Improvement	5.000%	7/1/33	35,000	20,825	(h)
Puerto Rico Commonwealth, GO, Public Improvement	5.000%	7/1/34	5,000	2,975	(h)
Puerto Rico Commonwealth, GO, Public Improvement	5.750%	7/1/41	440,000	264,000	(h)
Puerto Rico Commonwealth, GO, Public Improvement	5.125%	7/1/31	5,000	2,981	(h)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	6.050%	8/1/36	5,000	3,038	(h)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	6.050%	8/1/39	10,000	6,075	(h)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	6.050%	8/1/38	35,000	21,262	(h)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	6.000%	8/1/38	5,000	3,038	(h)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	6.050%	8/1/37	105,000	63,787	(h)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.250%	8/1/40	30,000	18,300	(h)

TOTAL MUNICIPAL BONDS (Cost - $447,165)				418,181

SOVEREIGN BONDS - 5.6%
Australia - 1.1%
Australia Government Bond, Senior Bonds	4.750%	6/15/16	514,000	396,208	(g)

Canada - 1.7%
Canada Treasury Bills	0.479%	8/25/16	750,000	576,364	(i)

Germany - 1.1%
German Treasury Bills	0.000%	8/10/16	341,000	388,701	(g)

See Notes to Consolidated Schedule of Investments.

PERMAL ALTERNATIVE SELECT VIT PORTFOLIO

Consolidated schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
United Kingdom - 1.7%
United Kingdom Treasury Bills	0.441%	6/6/16	$400,000	$574,066	(i)

TOTAL SOVEREIGN BONDS (Cost - $1,901,982)				1,935,339

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $11,897,166)				11,596,303

SHORT-TERM INVESTMENTS - 39.9%
U.S. Treasury Bills - 1.7%
U.S. Treasury Bills (Cost - $571,348)	0.370%	7/21/16	572,000	571,348	(i)

			SHARES
MONEY MARKET FUNDS - 38.2%
State Street Institutional Investment Trust Treasury Money Market Fund, Premier Class	0.177%		4,802,989	4,802,989
State Street Institutional Liquid Reserves Fund, Premier Class	0.447%		791,709	791,709
State Street Institutional Treasury Plus Money Market Fund, Premier Class	0.173%		7,483,957	7,483,957

TOTAL MONEY MARKET FUNDS (Cost - $13,078,655)				13,078,655

TOTAL SHORT-TERM INVESTMENTS (Cost - $13,650,003)				13,650,003

TOTAL INVESTMENTS - 73.8% (Cost - $25,547,169#)				25,246,306
Other Assets in Excess of Liabilities - 26.2%				8,976,895

TOTAL NET ASSETS - 100.0%				$34,223,201

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	All or a portion of this security is held at the broker as collateral for open securities sold short.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	The coupon payment on these securities is currently in default as of March 31, 2016.

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(g)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(h)	Illiquid security.

(i)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
GO	— General Obligation

SECURITY	SHARES	VALUE
SECURITIES SOLD SHORT‡
COMMON STOCKS - (9.3)%
CONSUMER DISCRETIONARY - (0.2)%
Hotels, Restaurants & Leisure - (0.0)%
Dominos Pizza Inc.	(30)	$(3,956)
Panera Bread Co., Class A Shares	(17)	(3,482)*
Starbucks Corp.	(35)	(2,089)
Texas Roadhouse Inc., Class A Shares	(91)	(3,966)

Total Hotels, Restaurants & Leisure		(13,493)

Multiline Retail - (0.0)%
Dollar Tree Inc.	(71)	(5,855)*

See Notes to Consolidated Schedule of Investments.

PERMAL ALTERNATIVE SELECT VIT PORTFOLIO

Consolidated schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY			SHARES	VALUE
Specialty Retail - (0.2)%
Burlington Stores Inc.			(51)	$(2,868	)*
Five Below Inc.			(195)	(8,061	)*
Gap Inc.			(147)	(4,322)
L Brands Inc.			(16)	(1,405)
Ross Stores Inc.			(129)	(7,469)
Staples Inc.			(1,589)	(17,527)
TJX Cos. Inc.			(95)	(7,443)

Total Specialty Retail				(49,095)

TOTAL CONSUMER DISCRETIONARY				(68,443)

CONSUMER STAPLES - (0.1)%
Food & Staples Retailing - (0.0)%
Kroger Co.			(99)	(3,787)

Food Products - (0.1)%
Hormel Foods Corp.			(323)	(13,966)

TOTAL CONSUMER STAPLES				(17,753)

EXCHANGE-TRADED FUNDS - (8.4)%
Nomura TOPIX ETF			(37,300)	(462,745	)(a)
SPDR S&P 500 ETF Trust			(3,255)	(669,098)
SPDR S&P Midcap 400 ETF Trust			(2,557)	(671,775)
The Select Sector SPDR Trust - The Energy Select Sector SPDR Fund			(7,817)	(484,029)
Vanguard FTSE Europe ETF			(12,486)	(606,070)

TOTAL EXCHANGE-TRADED FUNDS				(2,893,717)

INDUSTRIALS - (0.1)%
Electrical Equipment - (0.1)%
SolarCity Corp.			(853)	(20,967	)*

INFORMATION TECHNOLOGY - (0.5)%
Internet Software & Services - (0.5)%
Alibaba Group Holding Ltd., ADR			(2,160)	(170,705	)*

Semiconductors & Semiconductor Equipment - (0.0)%
SunEdison Inc.			(5,043)	(2,724	)*

TOTAL INFORMATION TECHNOLOGY				(173,429)

TOTAL COMMON STOCKS (Proceeds - $(3,248,460))				(3,174,309)

	RATE	MATURITY DATE	FACE AMOUNT
CORPORATE BONDS & NOTES - (0.0)%
UTILITIES - (0.0)%
Independent Power and Renewable Electricity Producers - (0.0)%
AES Corp., Senior Notes 8.000%	6/1/20		$(5,000)	(5,700)
AES Corp., Senior Notes 7.375%	7/1/21		(5,000)	(5,625)

TOTAL CORPORATE BONDS & NOTES (Proceeds - $(10,619))				(11,325)

TOTAL SECURITIES SOLD SHORT (Proceeds - $(3,259,079))				$(3,185,634)

*	Non-income producing security.

‡	Percentages indicated are based on net assets.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Consolidated Schedule of Investments.

Notes to Consolidated Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Permal Alternative Select VIT Portfolio (the “Portfolio”) is a separate non-diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Portfolio seeks to achieve its investment objective by implementing a tactical asset allocation program of alternative strategies overseen by the Portfolio’s manager, Permal Asset Management LLC (“Permal”), through which the Portfolio will allocate its assets among a number of alternative investment strategies implemented by multiple investment subadvisers. Permal may also manage Portfolio assets directly.

The Portfolio’s assets may be invested in wholly-owned and controlled subsidiaries, each of which will have the same investment objective as the Portfolio. The Portfolio intends to gain exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Alternative Select Portfolio Ltd. (the “Subsidiary”), organized under the laws of the Cayman Islands. Among other investments, the Subsidiary is expected to invest, directly or indirectly through the use of derivatives, in securities and commodity interests, which include commodity futures (including futures on broad-based securities indexes or interest rate futures, options on commodity futures, certain swaps and other investments). These financial statements are consolidated financial statements of the Portfolio and the Subsidiary.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

Notes to Consolidated Schedule of Investments (unaudited) (continued)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$1,657,880	$732,965	—	$2,390,845
Industrials	557,355	461,431	—	1,018,786
Information Technology	1,020,860	428,480	—	1,449,340
Materials	1,540,256	459,720	—	1,999,976
Other Common Stocks	404,910	—	—	404,910
Preferred Stocks:
Consumer Discretionary	—	196,752	—	196,752
Financials	3,255	—	—	3,255
Statutory Trust Certificates	22,948	—	—	22,948
Convertible Bonds & Notes	—	157,353	—	157,353
Corporate Bonds & Notes	—	1,598,618	—	1,598,618
Municipal Bonds	—	418,181	—	418,181
Sovereign Bonds	—	1,935,339	—	1,935,339

Total Long-Term Investments	$5,207,464	$6,388,839	—	$11,596,303

Short-Term Investments†:
U.S. Treasury Bills	—	571,348	—	571,348
Money Market Funds	13,078,655	—	—	13,078,655

Total Short-Term Investments	13,078,655	571,348	—	13,650,003

Total Investments	$18,286,119	$6,960,187	—	$25,246,306

Other Financial Instruments:
Futures Contracts	$114,119	—	—	$114,119
Forward Foreign Currency Contracts	—	$569,373	—	569,373
OTC Total Return Swaps‡	—	6,578	—	6,578

Total Other Financial Instruments	$114,119	$575,951	—	$690,070

Total	$18,400,238	$7,536,138	—	$25,936,376

Notes to Consolidated Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Securities Sold Short: Common stocks:
Exchange-traded funds	$2,430,972	$462,745	—	$2,893,717
Other common stocks	280,592	—	—	280,592
Corporate bonds & notes	—	11,325	—	11,325
Futures Contracts	37,419	—	—	37,419
Forward Foreign Currency Contracts	—	663,653	—	663,653
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	490	—	490

Total	$2,748,983	$1,138,213	—	$3,887,196

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

For the period ended March 31, 2016, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have been transferred in and out of Level 1 and Level 2 measurements during the period. The Portfolio’s policy is to recognize transfers between levels as of the end of the reporting period. At March 31, 2016, securities valued at $2,279,348 and securities sold short valued at $462,745 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

2. Investments

At March 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$533,487
Gross unrealized depreciation	(834,350)

Net unrealized depreciation	$(300,863)

At March 31, 2016, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month Euribor	49	6/18	$13,931,582	$13,968,545	$36,963
3-Month Euribor	22	9/18	6,268,609	6,269,088	479
90-Day Eurodollar	3	6/18	736,166	741,300	5,134
90-Day Eurodollar	35	9/18	8,631,408	8,642,812	11,404
90-Day Sterling	15	12/17	2,657,017	2,672,231	15,214
90-Day Sterling	25	3/18	4,449,759	4,451,924	2,165
E-Mini NASDAQ 100 Index	1	6/16	86,995	89,525	2,530
E-mini S&P 500 Index	10	6/16	1,016,372	1,025,750	9,378
Euro Stoxx 50	10	6/16	341,394	333,518	(7,876)
FTSE 100 Index	1	6/16	86,563	87,798	1,235
LME Copper	2	4/16	224,470	243,625	19,155
LME Price Aluminum	2	4/16	75,169	75,438	269
LME Price Aluminum	1	5/16	38,179	37,813	(366)
MSCI Taiwan Index	2	4/16	64,104	64,400	296
Soybean	2	5/16	91,103	91,075	(28)
Soybean Oil	1	5/16	20,142	20,532	390
Sugar No. 11	1	4/16	18,144	17,192	(952)
U.S. Treasury Long-Term Bonds	2	6/16	328,102	328,875	773
U.S. Treasury Ultra Long-Term Bonds	2	6/16	345,032	345,063	31

					96,194

Contracts to Sell:
3-Month Bankers Acceptance	1	12/16	191,011	190,837	174
3-Month Bankers Acceptance	6	3/17	1,145,252	1,145,024	228
Brent Crude	1	4/16	39,959	40,330	(371)
CBOE Volatility Index	1	5/16	18,850	17,625	1,225
Copper	1	5/16	54,648	54,575	73
Corn	3	5/16	55,525	52,725	2,800

Notes to Consolidated Schedule of Investments (unaudited) (continued)

E-mini Nikkei 225 Index	6	6/16	89,283	89,351	(68)
Euro Stoxx 50	3	6/16	102,024	100,056	1,968
LME Copper	2	4/16	220,267	243,625	(23,358)
LME Price Aluminum	2	4/16	73,665	75,438	(1,773)
LME Price Aluminum	1	5/16	37,272	37,812	(540)
LME Price Aluminum	1	6/16	38,450	37,913	537
Low Sulphur Gasoil	1	5/16	34,550	35,850	(1,300)
Natural Gas	1	4/16	19,338	19,590	(252)
Soybean Meal	1	5/16	26,770	27,030	(260)
WTI Crude	1	4/16	40,038	38,340	1,698
Wheat	1	5/16	23,400	23,675	(275)

					(19,494)

Net unrealized appreciation on open futures contracts					$76,700

At March 31, 2016, the Portfolio had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	70,000	JPY	5,982,312	Deutsche Bank AG	4/1/16	$504
AUD	20,000	JPY	1,703,672	Deutsche Bank AG	4/1/16	193
AUD	40,000	JPY	3,413,608	Deutsche Bank AG	4/1/16	331
AUD	20,000	JPY	1,710,374	Deutsche Bank AG	4/1/16	134
AUD	1,110,000	USD	835,841	Deutsche Bank AG	4/1/16	15,030
AUD	50,000	USD	37,434	Deutsche Bank AG	4/1/16	893
AUD	10,000	USD	7,458	Deutsche Bank AG	4/1/16	207
AUD	30,000	USD	22,721	Deutsche Bank AG	4/1/16	276
AUD	60,000	USD	45,675	Deutsche Bank AG	4/1/16	318
AUD	60,000	USD	45,705	Deutsche Bank AG	4/1/16	288
AUD	60,000	USD	45,107	Deutsche Bank AG	4/1/16	864
CAD	90,000	USD	67,881	Deutsche Bank AG	4/1/16	1,416
CAD	30,000	USD	22,578	Deutsche Bank AG	4/1/16	521
CAD	10,000	USD	7,474	Deutsche Bank AG	4/1/16	226
CAD	20,000	USD	14,958	Deutsche Bank AG	4/1/16	442
CAD	10,000	USD	7,687	Deutsche Bank AG	4/1/16	12
CAD	40,000	USD	30,828	Deutsche Bank AG	4/1/16	(29)
CAD	30,000	USD	22,938	Deutsche Bank AG	4/1/16	161
CAD	30,000	USD	22,981	Deutsche Bank AG	4/1/16	118
CAD	10,000	USD	7,582	Deutsche Bank AG	4/1/16	117
EUR	640,000	USD	712,825	Deutsche Bank AG	4/1/16	15,430
EUR	20,000	USD	22,211	Deutsche Bank AG	4/1/16	547
EUR	200,000	USD	226,408	Deutsche Bank AG	4/1/16	1,172
EUR	130,000	USD	146,896	Deutsche Bank AG	4/1/16	1,031
EUR	60,000	USD	67,584	Deutsche Bank AG	4/1/16	690
EUR	10,000	USD	11,234	Deutsche Bank AG	4/1/16	145
GBP	20,000	USD	28,657	Deutsche Bank AG	4/1/16	68
GBP	30,000	USD	42,483	Deutsche Bank AG	4/1/16	604
GBP	260,000	USD	376,312	Deutsche Bank AG	4/1/16	(2,887)
GBP	10,000	USD	14,492	Deutsche Bank AG	4/1/16	(129)
GBP	10,000	USD	14,228	Deutsche Bank AG	4/1/16	134
GBP	30,000	USD	42,378	Deutsche Bank AG	4/1/16	710
GBP	360,000	USD	512,309	Deutsche Bank AG	4/1/16	4,741
JPY	848,195	AUD	10,000	Deutsche Bank AG	4/1/16	(129)
JPY	1,690,506	AUD	20,000	Deutsche Bank AG	4/1/16	(310)
JPY	2,531,481	AUD	30,000	Deutsche Bank AG	4/1/16	(503)
JPY	5,069,868	AUD	60,000	Deutsche Bank AG	4/1/16	(946)
JPY	2,567,007	AUD	30,000	Deutsche Bank AG	4/1/16	(188)
JPY	146,370,000	USD	1,289,702	Deutsche Bank AG	4/1/16	10,844
JPY	8,450,000	USD	74,579	Deutsche Bank AG	4/1/16	502
JPY	1,160,000	USD	10,351	Deutsche Bank AG	4/1/16	(44)
JPY	230,000	USD	2,065	Deutsche Bank AG	4/1/16	(22)

Notes to Consolidated Schedule of Investments (unaudited) (continued)

JPY	7,100,000	USD	63,717	Deutsche Bank AG	4/1/16	(631)
JPY	102,909	USD	906	Deutsche Bank AG	4/1/16	8
MXN	690,000	USD	39,543	Deutsche Bank AG	4/1/16	394
MXN	190,000	USD	10,989	Deutsche Bank AG	4/1/16	9
MXN	110,000	USD	6,337	Deutsche Bank AG	4/1/16	30
MXN	60,000	USD	3,434	Deutsche Bank AG	4/1/16	39
MXN	350,000	USD	20,053	Deutsche Bank AG	4/1/16	205
NOK	160,000	USD	18,864	Deutsche Bank AG	4/1/16	472
NOK	430,000	USD	51,541	Deutsche Bank AG	4/1/16	424
NOK	180,000	USD	21,638	Deutsche Bank AG	4/1/16	115
NOK	40,000	USD	4,772	Deutsche Bank AG	4/1/16	62
NOK	60,000	USD	7,156	Deutsche Bank AG	4/1/16	95
NZD	200,000	USD	134,399	Deutsche Bank AG	4/1/16	3,841
NZD	30,000	USD	20,309	Deutsche Bank AG	4/1/16	427
NZD	30,000	USD	20,509	Deutsche Bank AG	4/1/16	227
NZD	10,000	USD	6,762	Deutsche Bank AG	4/1/16	150
PLN	60,000	USD	15,579	Deutsche Bank AG	4/1/16	502
PLN	20,000	USD	5,181	Deutsche Bank AG	4/1/16	180
PLN	10,000	USD	2,581	Deutsche Bank AG	4/1/16	100
PLN	10,000	USD	2,577	Deutsche Bank AG	4/1/16	103
PLN	10,000	USD	2,647	Deutsche Bank AG	4/1/16	33
PLN	10,000	USD	2,644	Deutsche Bank AG	4/1/16	36
PLN	10,000	USD	2,638	Deutsche Bank AG	4/1/16	42
PLN	10,000	USD	2,628	Deutsche Bank AG	4/1/16	53
PLN	10,000	USD	2,614	Deutsche Bank AG	4/1/16	66
SEK	220,000	USD	26,339	Deutsche Bank AG	4/1/16	760
SEK	120,000	USD	14,379	Deutsche Bank AG	4/1/16	403
SEK	100,000	USD	12,000	Deutsche Bank AG	4/1/16	318
SEK	90,000	USD	10,801	Deutsche Bank AG	4/1/16	285
SEK	30,000	USD	3,663	Deutsche Bank AG	4/1/16	33
SEK	80,000	USD	9,752	Deutsche Bank AG	4/1/16	102
SEK	60,000	USD	7,302	Deutsche Bank AG	4/1/16	88
SEK	90,000	USD	10,955	Deutsche Bank AG	4/1/16	131
SEK	60,000	USD	7,266	Deutsche Bank AG	4/1/16	125
TRY	300,000	USD	103,557	Deutsche Bank AG	4/1/16	2,909
TRY	10,000	USD	3,456	Deutsche Bank AG	4/1/16	93
TRY	10,000	USD	3,490	Deutsche Bank AG	4/1/16	59
TRY	10,000	USD	3,487	Deutsche Bank AG	4/1/16	62
TRY	10,000	USD	3,479	Deutsche Bank AG	4/1/16	70
TRY	10,000	USD	3,473	Deutsche Bank AG	4/1/16	76
USD	98,803	AUD	130,000	Deutsche Bank AG	4/1/16	(849)
USD	7,642	AUD	10,000	Deutsche Bank AG	4/1/16	(23)
USD	74,963	AUD	100,000	Deutsche Bank AG	4/1/16	(1,692)
USD	813,198	AUD	1,080,000	Deutsche Bank AG	4/1/16	(14,676)
USD	204,484	CAD	270,000	Deutsche Bank AG	4/1/16	(3,408)
USD	55,457	EUR	50,000	Deutsche Bank AG	4/1/16	(1,438)
USD	88,560	EUR	80,000	Deutsche Bank AG	4/1/16	(2,472)
USD	67,104	EUR	60,000	Deutsche Bank AG	4/1/16	(1,170)
USD	33,489	EUR	30,000	Deutsche Bank AG	4/1/16	(648)
USD	122,767	EUR	110,000	Deutsche Bank AG	4/1/16	(2,402)
USD	816,145	EUR	730,000	Deutsche Bank AG	4/1/16	(14,521)
USD	934,713	GBP	650,000	Deutsche Bank AG	4/1/16	1,151
USD	14,082	GBP	10,000	Deutsche Bank AG	4/1/16	(281)
USD	42,401	GBP	30,000	Deutsche Bank AG	4/1/16	(686)
USD	42,378	GBP	30,000	Deutsche Bank AG	4/1/16	(710)
USD	331,203	JPY	37,540,000	Deutsche Bank AG	4/1/16	(2,352)
USD	18,527	JPY	2,080,000	Deutsche Bank AG	4/1/16	46
USD	31,937	JPY	3,600,000	Deutsche Bank AG	4/1/16	(51)
USD	69,450	JPY	7,880,000	Deutsche Bank AG	4/1/16	(566)
USD	29,846	JPY	3,390,000	Deutsche Bank AG	4/1/16	(275)
USD	899,695	JPY	102,240,000	Deutsche Bank AG	4/1/16	(8,742)
USD	70,435	MXN	1,250,000	Deutsche Bank AG	4/1/16	(1,915)
USD	2,228	MXN	40,000	Deutsche Bank AG	4/1/16	(87)

Notes to Consolidated Schedule of Investments (unaudited) (continued)

USD	6,118	MXN	110,000	Deutsche Bank AG	4/1/16	(248)
USD	13,006	NOK	110,000	Deutsche Bank AG	4/1/16	(287)
USD	14,000	NOK	120,000	Deutsche Bank AG	4/1/16	(502)
USD	17,448	NOK	150,000	Deutsche Bank AG	4/1/16	(679)
USD	4,720	NOK	40,000	Deutsche Bank AG	4/1/16	(114)
USD	7,060	NOK	60,000	Deutsche Bank AG	4/1/16	(191)
USD	46,064	NOK	390,000	Deutsche Bank AG	4/1/16	(1,068)
USD	39,911	NZD	60,000	Deutsche Bank AG	4/1/16	(1,561)
USD	39,609	NZD	60,000	Deutsche Bank AG	4/1/16	(1,863)
USD	6,689	NZD	10,000	Deutsche Bank AG	4/1/16	(223)
USD	6,690	NZD	10,000	Deutsche Bank AG	4/1/16	(222)
USD	87,582	NZD	130,000	Deutsche Bank AG	4/1/16	(2,274)
USD	2,636	PLN	10,000	Deutsche Bank AG	4/1/16	(44)
USD	34,224	PLN	130,000	Deutsche Bank AG	4/1/16	(617)
USD	102,471	SEK	850,000	Deutsche Bank AG	4/1/16	(2,231)
USD	10,266	TRY	30,000	Deutsche Bank AG	4/1/16	(381)
USD	10,223	TRY	30,000	Deutsche Bank AG	4/1/16	(424)
USD	3,485	TRY	10,000	Deutsche Bank AG	4/1/16	(64)
USD	97,359	TRY	280,000	Deutsche Bank AG	4/1/16	(2,010)
USD	32,489	ZAR	500,000	Deutsche Bank AG	4/1/16	(1,377)
USD	8,016	ZAR	130,000	Deutsche Bank AG	4/1/16	(790)
ZAR	230,000	USD	14,962	Deutsche Bank AG	4/1/16	617
ZAR	120,000	USD	7,841	Deutsche Bank AG	4/1/16	287
ZAR	30,000	USD	1,963	Deutsche Bank AG	4/1/16	69
ZAR	250,000	USD	16,110	Deutsche Bank AG	4/1/16	823
BRL	601,548	USD	162,690	Deutsche Bank AG	4/4/16	4,608
USD	40,671	BRL	153,433	Deutsche Bank AG	4/4/16	(2,000)
USD	40,675	BRL	150,294	Deutsche Bank AG	4/4/16	(1,124)
USD	80,568	BRL	297,821	Deutsche Bank AG	4/4/16	(2,260)
AUD	80,000	JPY	6,844,694	Deutsche Bank AG	4/15/16	454
AUD	30,000	JPY	2,564,436	Deutsche Bank AG	4/15/16	191
AUD	20,000	JPY	1,714,316	Deutsche Bank AG	4/15/16	85
AUD	20,000	JPY	1,716,118	Deutsche Bank AG	4/15/16	69
AUD	60,000	USD	45,215	Deutsche Bank AG	4/15/16	755
AUD	1,080,000	USD	812,662	Deutsche Bank AG	4/15/16	14,799
AUD	140,000	USD	106,853	Deutsche Bank AG	4/15/16	411
AUD	60,000	USD	45,860	Deutsche Bank AG	4/15/16	110
CAD	30,000	USD	22,749	Deutsche Bank AG	4/15/16	350
CAD	270,000	USD	204,488	Deutsche Bank AG	4/15/16	3,410
CAD	20,000	USD	15,147	Deutsche Bank AG	4/15/16	253
CAD	40,000	USD	30,800	Deutsche Bank AG	4/15/16	—
CAD	30,000	USD	23,277	Deutsche Bank AG	4/15/16	(177)
EUR	110,000	USD	123,346	Deutsche Bank AG	4/15/16	1,865
EUR	730,000	USD	816,471	Deutsche Bank AG	4/15/16	14,476
EUR	30,000	USD	33,620	Deutsche Bank AG	4/15/16	529
EUR	340,000	USD	384,732	Deutsche Bank AG	4/15/16	2,285
EUR	140,000	USD	159,709	Deutsche Bank AG	4/15/16	(349)
GBP	50,000	USD	72,069	Deutsche Bank AG	4/15/16	(255)
JPY	102,240,000	USD	900,034	Deutsche Bank AG	4/15/16	8,738
JPY	22,120,000	USD	196,970	Deutsche Bank AG	4/15/16	(354)
JPY	10,070,000	USD	89,702	Deutsche Bank AG	4/15/16	(194)
MXN	60,000	USD	3,416	Deutsche Bank AG	4/15/16	53
MXN	220,000	USD	12,737	Deutsche Bank AG	4/15/16	(18)
MXN	150,000	USD	8,742	Deutsche Bank AG	4/15/16	(70)
NOK	100,000	USD	11,876	Deutsche Bank AG	4/15/16	209
NOK	390,000	USD	46,061	Deutsche Bank AG	4/15/16	1,069
NOK	280,000	USD	33,649	Deutsche Bank AG	4/15/16	188
NOK	190,000	USD	22,957	Deutsche Bank AG	4/15/16	3
NZD	30,000	USD	20,216	Deutsche Bank AG	4/15/16	507
NZD	130,000	USD	87,516	Deutsche Bank AG	4/15/16	2,287
NZD	60,000	USD	41,107	Deutsche Bank AG	4/15/16	341
NZD	40,000	USD	27,567	Deutsche Bank AG	4/15/16	64
PLN	10,000	USD	2,641	Deutsche Bank AG	4/15/16	38

Notes to Consolidated Schedule of Investments (unaudited) (continued)

PLN	130,000	USD	34,217	Deutsche Bank AG	4/15/16	617
PLN	10,000	USD	2,633	Deutsche Bank AG	4/15/16	46
PLN	10,000	USD	2,654	Deutsche Bank AG	4/15/16	26
SEK	20,000	USD	2,411	Deutsche Bank AG	4/15/16	53
SEK	80,000	USD	9,676	Deutsche Bank AG	4/15/16	182
SEK	850,000	USD	102,518	Deutsche Bank AG	4/15/16	2,225
SEK	50,000	USD	6,045	Deutsche Bank AG	4/15/16	116
SEK	30,000	USD	3,671	Deutsche Bank AG	4/15/16	26
TRY	10,000	USD	3,451	Deutsche Bank AG	4/15/16	84
TRY	20,000	USD	6,938	Deutsche Bank AG	4/15/16	132
TRY	280,000	USD	96,968	Deutsche Bank AG	4/15/16	2,004
TRY	20,000	USD	6,944	Deutsche Bank AG	4/15/16	125
TRY	30,000	USD	10,521	Deutsche Bank AG	4/15/16	83
TRY	10,000	USD	3,535	Deutsche Bank AG	4/15/16	(1)
USD	42,378	GBP	30,000	Deutsche Bank AG	4/15/16	(711)
USD	119,959	GBP	84,000	Deutsche Bank AG	4/15/16	(690)
USD	512,326	GBP	360,000	Deutsche Bank AG	4/15/16	(4,741)
USD	14,267	GBP	10,000	Deutsche Bank AG	4/15/16	(96)
USD	14,365	GBP	10,000	Deutsche Bank AG	4/15/16	2
USD	58,204	JPY	6,580,000	Deutsche Bank AG	4/15/16	(261)
USD	20,027	MXN	350,000	Deutsche Bank AG	4/15/16	(208)
USD	3,539	NOK	30,000	Deutsche Bank AG	4/15/16	(87)
USD	3,203	ZAR	50,000	Deutsche Bank AG	4/15/16	(176)
USD	1,935	ZAR	30,000	Deutsche Bank AG	4/15/16	(93)
USD	16,066	ZAR	250,000	Deutsche Bank AG	4/15/16	(831)
USD	1,931	ZAR	30,000	Deutsche Bank AG	4/15/16	(96)
ZAR	180,000	USD	12,032	Deutsche Bank AG	4/15/16	134
ZAR	100,000	USD	6,793	Deutsche Bank AG	4/15/16	(34)
AUD	272,188	USD	201,834	Deutsche Bank AG	6/15/16	6,125
AUD	142,625	USD	107,962	Deutsche Bank AG	6/15/16	1,008
AUD	147,056	USD	111,337	Deutsche Bank AG	6/15/16	1,018
AUD	164,634	USD	125,606	Deutsche Bank AG	6/15/16	180
BRL	30,000	USD	7,769	Deutsche Bank AG	6/15/16	414
BRL	20,000	USD	5,158	Deutsche Bank AG	6/15/16	298
BRL	10,000	USD	2,582	Deutsche Bank AG	6/15/16	146
BRL	20,000	USD	5,163	Deutsche Bank AG	6/15/16	292
BRL	10,000	USD	2,629	Deutsche Bank AG	6/15/16	98
BRL	30,000	USD	7,875	Deutsche Bank AG	6/15/16	308
BRL	30,000	USD	8,044	Deutsche Bank AG	6/15/16	139
BRL	10,000	USD	2,703	Deutsche Bank AG	6/15/16	25
BRL	10,000	USD	2,707	Deutsche Bank AG	6/15/16	20
BRL	10,000	USD	2,699	Deutsche Bank AG	6/15/16	28
BRL	20,000	USD	5,435	Deutsche Bank AG	6/15/16	20
BRL	10,000	USD	2,757	Deutsche Bank AG	6/15/16	(29)
CAD	291,037	USD	218,659	Deutsche Bank AG	6/15/16	5,445
CAD	1,206,893	USD	913,409	Deutsche Bank AG	6/15/16	15,923
CAD	487,790	USD	364,600	Deutsche Bank AG	6/15/16	11,008
CAD	457,398	USD	349,502	Deutsche Bank AG	6/15/16	2,703
CAD	564,656	USD	428,188	Deutsche Bank AG	6/15/16	6,609
EUR	2,609,498	USD	2,865,492	Deutsche Bank AG	6/15/16	110,372
EUR	125,267	USD	137,846	Deutsche Bank AG	6/15/16	5,008
GBP	187,292	USD	266,158	Deutsche Bank AG	6/15/16	2,900
GBP	194,220	USD	280,953	Deutsche Bank AG	6/15/16	(1,942)
INR	860,000	USD	12,572	Deutsche Bank AG	6/15/16	247
INR	850,000	USD	12,401	Deutsche Bank AG	6/15/16	269
INR	920,000	USD	13,503	Deutsche Bank AG	6/15/16	210
INR	790,000	USD	11,603	Deutsche Bank AG	6/15/16	173
INR	760,000	USD	11,168	Deutsche Bank AG	6/15/16	160
INR	670,000	USD	9,816	Deutsche Bank AG	6/15/16	171
INR	1,080,000	USD	15,920	Deutsche Bank AG	6/15/16	179
INR	500,000	USD	7,403	Deutsche Bank AG	6/15/16	50
INR	400,000	USD	5,934	Deutsche Bank AG	6/15/16	29
INR	760,000	USD	11,283	Deutsche Bank AG	6/15/16	46

Notes to Consolidated Schedule of Investments (unaudited) (continued)

INR	680,000	USD	10,026	Deutsche Bank AG	6/15/16	110
INR	1,100,000	USD	16,223	Deutsche Bank AG	6/15/16	174
INR	1,430,000	USD	21,131	Deutsche Bank AG	6/15/16	184
INR	750,000	USD	11,103	Deutsche Bank AG	6/15/16	76
INR	470,000	USD	7,003	Deutsche Bank AG	6/15/16	3
INR	600,000	USD	8,946	Deutsche Bank AG	6/15/16	(3)
JPY	17,286,943	USD	152,279	Deutsche Bank AG	6/15/16	1,634
NOK	2,421,623	USD	289,000	Deutsche Bank AG	6/15/16	3,547
NOK	264,045	USD	31,304	Deutsche Bank AG	6/15/16	594
NOK	483,879	USD	58,432	Deutsche Bank AG	6/15/16	23
SEK	685,142	USD	80,881	Deutsche Bank AG	6/15/16	3,731
SEK	1,558,535	USD	191,271	Deutsche Bank AG	6/15/16	1,202
SGD	429,536	USD	318,196	Deutsche Bank AG	6/15/16	354
USD	131,700	AUD	173,167	Deutsche Bank AG	6/15/16	(605)
USD	93,789	AUD	123,426	Deutsche Bank AG	6/15/16	(512)
USD	7,654	BRL	30,000	Deutsche Bank AG	6/15/16	(529)
USD	2,656	BRL	10,000	Deutsche Bank AG	6/15/16	(71)
USD	162,827	EUR	147,094	Deutsche Bank AG	6/15/16	(4,919)
USD	383,782	EUR	342,000	Deutsche Bank AG	6/15/16	(6,234)
USD	527,117	EUR	472,593	Deutsche Bank AG	6/15/16	(11,827)
USD	118,525	EUR	104,897	Deutsche Bank AG	6/15/16	(1,100)
USD	223,519	EUR	198,625	Deutsche Bank AG	6/15/16	(2,992)
USD	189,539	EUR	168,973	Deutsche Bank AG	6/15/16	(3,157)
USD	542,564	EUR	484,236	Deutsche Bank AG	6/15/16	(9,658)
USD	105,664	EUR	94,069	Deutsche Bank AG	6/15/16	(1,612)
USD	489,904	GBP	344,375	Deutsche Bank AG	6/15/16	(4,815)
USD	240,798	GBP	167,606	Deutsche Bank AG	6/15/16	20
USD	643,341	GBP	446,445	Deutsche Bank AG	6/15/16	1,991
USD	2,775	INR	190,000	Deutsche Bank AG	6/15/16	(57)
USD	55,394	JPY	6,144,682	Deutsche Bank AG	6/15/16	685
USD	188,739	JPY	21,017,334	Deutsche Bank AG	6/15/16	1,612
USD	120,532	JPY	13,556,369	Deutsche Bank AG	6/15/16	(167)
USD	374,902	NOK	3,129,900	Deutsche Bank AG	6/15/16	(3,209)
USD	108,903	NOK	921,646	Deutsche Bank AG	6/15/16	(2,437)
USD	301,672	NZD	437,062	Deutsche Bank AG	6/15/16	688
USD	74,072	SEK	616,839	Deutsche Bank AG	6/15/16	(2,106)
USD	516,669	SEK	4,294,673	Deutsche Bank AG	6/15/16	(13,705)
USD	74,107	SEK	607,633	Deutsche Bank AG	6/15/16	(933)
USD	197,906	SGD	269,507	Deutsche Bank AG	6/15/16	(1,964)
USD	87,891	SGD	119,469	Deutsche Bank AG	6/15/16	(709)
AUD	204,669	USD	152,692	Morgan Stanley Capital Services, LLC	6/15/16	3,682
AUD	231,404	USD	176,149	Morgan Stanley Capital Services, LLC	6/15/16	650
AUD	413,409	USD	308,881	Morgan Stanley Capital Services, LLC	6/15/16	6,976
CAD	730,997	USD	552,405	Morgan Stanley Capital Services, LLC	6/15/16	10,477
CAD	297,132	USD	228,128	Morgan Stanley Capital Services, LLC	6/15/16	669
CAD	330,664	USD	255,078	Morgan Stanley Capital Services, LLC	6/15/16	(460)
CAD	59,038	USD	45,180	Morgan Stanley Capital Services, LLC	6/15/16	280
CAD	497,741	USD	378,595	Morgan Stanley Capital Services, LLC	6/15/16	4,675
GBP	180,446	USD	254,597	Morgan Stanley Capital Services, LLC	6/15/16	4,627
GBP	269,649	USD	390,711	Morgan Stanley Capital Services, LLC	6/15/16	(3,341)
JPY	98,080,951	USD	865,911	Morgan Stanley Capital Services, LLC	6/15/16	7,347
JPY	15,594,825	USD	137,481	Morgan Stanley Capital Services, LLC	6/15/16	1,366
JPY	14,545,878	USD	129,841	Morgan Stanley Capital Services, LLC	6/15/16	(333)
JPY	11,540,893	USD	102,915	Morgan Stanley Capital Services, LLC	6/15/16	(161)
NOK	28,824,162	USD	3,379,879	Morgan Stanley Capital Services, LLC	6/15/16	102,254
NOK	1,370,652	USD	159,772	Morgan Stanley Capital Services, LLC	6/15/16	5,811
NZD	320,704	USD	214,590	Morgan Stanley Capital Services, LLC	6/15/16	6,264
NZD	939,246	USD	620,547	Morgan Stanley Capital Services, LLC	6/15/16	26,268
NZD	443,829	USD	291,881	Morgan Stanley Capital Services, LLC	6/15/16	13,763
NZD	417,923	USD	283,434	Morgan Stanley Capital Services, LLC	6/15/16	4,370
NZD	279,694	USD	188,367	Morgan Stanley Capital Services, LLC	6/15/16	4,245
NZD	539,113	USD	362,391	Morgan Stanley Capital Services, LLC	6/15/16	8,871
SEK	860,771	USD	103,394	Morgan Stanley Capital Services, LLC	6/15/16	2,907

Notes to Consolidated Schedule of Investments (unaudited) (continued)

SEK	1,404,750	USD	171,520	Morgan Stanley Capital Services, LLC	6/15/16	1,961
SEK	2,257,639	USD	277,801	Morgan Stanley Capital Services, LLC	6/15/16	1,008
SGD	228,812	USD	165,107	Morgan Stanley Capital Services, LLC	6/15/16	4,584
SGD	229,183	USD	165,713	Morgan Stanley Capital Services, LLC	6/15/16	4,253
SGD	254,530	USD	184,547	Morgan Stanley Capital Services, LLC	6/15/16	4,216
SGD	188,511	USD	136,691	Morgan Stanley Capital Services, LLC	6/15/16	3,112
SGD	123,699	USD	90,855	Morgan Stanley Capital Services, LLC	6/15/16	882
SGD	348,116	USD	253,904	Morgan Stanley Capital Services, LLC	6/15/16	4,264
USD	1,926,225	AUD	2,608,348	Morgan Stanley Capital Services, LLC	6/15/16	(66,630)
USD	200,513	AUD	270,506	Morgan Stanley Capital Services, LLC	6/15/16	(6,162)
USD	454,341	AUD	610,299	Morgan Stanley Capital Services, LLC	6/15/16	(11,946)
USD	381,245	AUD	515,000	Morgan Stanley Capital Services, LLC	6/15/16	(12,230)
USD	194,010	AUD	258,270	Morgan Stanley Capital Services, LLC	6/15/16	(3,316)
USD	2,944,815	CAD	3,934,630	Morgan Stanley Capital Services, LLC	6/15/16	(84,928)
USD	560,926	CAD	751,000	Morgan Stanley Capital Services, LLC	6/15/16	(17,359)
USD	151,035	CAD	200,559	Morgan Stanley Capital Services, LLC	6/15/16	(3,399)
USD	242,967	CAD	314,331	Morgan Stanley Capital Services, LLC	6/15/16	926
USD	81,632	EUR	74,265	Morgan Stanley Capital Services, LLC	6/15/16	(3,059)
USD	90,308	EUR	79,782	Morgan Stanley Capital Services, LLC	6/15/16	(676)
USD	2,218,286	GBP	1,566,965	Morgan Stanley Capital Services, LLC	6/15/16	(32,770)
USD	561,600	GBP	393,000	Morgan Stanley Capital Services, LLC	6/15/16	(2,973)
USD	406,008	GBP	283,049	Morgan Stanley Capital Services, LLC	6/15/16	(612)
USD	301,464	GBP	212,501	Morgan Stanley Capital Services, LLC	6/15/16	(3,809)
USD	65,314	GBP	45,945	Morgan Stanley Capital Services, LLC	6/15/16	(689)
USD	167,600	GBP	118,190	Morgan Stanley Capital Services, LLC	6/15/16	(2,188)
USD	874,510	GBP	611,783	Morgan Stanley Capital Services, LLC	6/15/16	(4,359)
USD	250,021	JPY	28,364,509	Morgan Stanley Capital Services, LLC	6/15/16	(2,521)
USD	159,466	JPY	17,728,053	Morgan Stanley Capital Services, LLC	6/15/16	1,625
USD	146,121	NOK	1,245,877	Morgan Stanley Capital Services, LLC	6/15/16	(4,388)
USD	158,273	NOK	1,341,687	Morgan Stanley Capital Services, LLC	6/15/16	(3,811)
USD	33,303	NZD	49,542	Morgan Stanley Capital Services, LLC	6/15/16	(814)
USD	290,442	NZD	432,496	Morgan Stanley Capital Services, LLC	6/15/16	(7,398)
USD	139,280	NZD	204,265	Morgan Stanley Capital Services, LLC	6/15/16	(1,388)
USD	190,804	NZD	283,573	Morgan Stanley Capital Services, LLC	6/15/16	(4,479)
USD	566,611	NZD	824,539	Morgan Stanley Capital Services, LLC	6/15/16	(1,210)
USD	2,431,057	SEK	20,591,496	Morgan Stanley Capital Services, LLC	6/15/16	(111,909)
USD	171,187	SEK	1,450,910	Morgan Stanley Capital Services, LLC	6/15/16	(7,995)
USD	267,969	SEK	2,239,715	Morgan Stanley Capital Services, LLC	6/15/16	(8,627)
USD	228,973	SEK	1,874,925	Morgan Stanley Capital Services, LLC	6/15/16	(2,572)
USD	212,238	SEK	1,745,633	Morgan Stanley Capital Services, LLC	6/15/16	(3,341)
USD	154,491	SEK	1,277,123	Morgan Stanley Capital Services, LLC	6/15/16	(3,229)
USD	2,516,550	SGD	3,477,924	Morgan Stanley Capital Services, LLC	6/15/16	(62,727)
USD	214,683	SGD	291,285	Morgan Stanley Capital Services, LLC	6/15/16	(1,338)
USD	81,244	SGD	110,757	Morgan Stanley Capital Services, LLC	6/15/16	(895)
USD	87,741	SGD	120,389	Morgan Stanley Capital Services, LLC	6/15/16	(1,541)

Total						$(94,280)

Abbreviations used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

Notes to Consolidated Schedule of Investments (unaudited) (continued)

At March 31, 2016, the Portfolio had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT MARCH 31, 2016[3]	PERIODIC PAYMENTS RECEIVED BY THE PORTFOLIO†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Morgan Stanley & Co. Inc. (Yum! Brands Inc., 6.250% due 3/15/18)	$5,000	12/20/21	2.91%	1.000% quarterly	$(490)	$(492)	$2

OTC TOTAL RETURN SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE PORTFOLIO	PERIODIC PAYMENTS RECEIVED BY THE PORTFOLIO	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Credit Suisse Securities (Europe) Ltd.	31,638	EUR	8/10/2016	1-Month LIBOR plus 30 basis points	Ryanair Holdings PLC‡	—	$5,550
Credit Suisse Securities (Europe) Ltd.	1,851,868	JPY	12/15/2016	Yahoo Japan Corp.‡	1-Month LIBOR plus 50 basis points	—	1,028

Total							$6,578

[1]

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

†	Percentage shown is an annual percentage rate.

‡	Periodic payments made/received by the Portfolio are based on the total return of the referenced entity.

Abbreviations used in this table:

EUR	— Euro
JPY	— Japanese Yen

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/S/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 20, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 20, 2016